INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of income and social contribution taxes recoverable

	12.31.2023	12.31.2022
Income taxes recoverable	649,400	542,325
Social contribution taxes recoverable	103,193	80,135
Total	752,593	622,460

Schedule of income and social contribution taxes payable
Schedule of significant components of deferred income and social contribution taxes

	Balance on 12.31.2021	Income statement	Comprehensive income	Balance on Business combination – Garliava (Note 1.3.c)	Balance on 12.31.2022	Income statement	Comprehensive income	Balance on 12.31.2023
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses(1)	2,812,790	(446,080)	—	—	2,366,710	(268,979)	—	2,097,731
Income and social contribution taxes on temporary differences(2)	(6,863,086)	798,889	26,189	218,670	(5,819,338)	400,539	79,573	(5,339,226)
Provision for legal, labor, tax civil and regulatory contingencies	2,079,570	183,889	—	191,930	2,455,389	(65,121)	—	2,390,268
Trade accounts payable and other provision	1,134,942	370,418	—	—	1,505,360	390,283	—	1,895,643
Customer portfolio and trademarks	(236,918)	26,477	—	—	(210,441)	32,283	—	(178,158)
Estimated losses on impairment of accounts receivable	610,332	56,067	—	—	666,399	(44,353)	—	622,046
Estimated losses from modems and other P&E items	125,218	(11,906)	—	68,509	181,821	(71,836)	—	109,985
Pension plans and other post-employment benefits	217,894	14,079	26,335	—	258,308	26,798	79,229	364,335
Profit sharing	163,268	26,480	—	—	189,748	33,672	—	223,420
Licenses	(2,681,921)	228,663	—	—	(2,453,258)	86,856	—	(2,366,402)
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava)	(7,240,590)	—	—	—	(7,240,590)	(203,217)	—	(7,443,807)
Property, plant and equipment of small value	(889,433)	(139,905)	—	—	(1,029,338)	(161,340)	—	(1,190,678)
Technological Innovation Law	(13,093)	3,319	—	—	(9,774)	2,616	—	(7,158)
On other temporary differences (3)	(132,355)	41,308	(146)	(41,769)	(132,962)	373,898	344	241,280
Total deferred tax (Liabilities), non-current	(4,050,296)	352,809	26,189	218,670	(3,452,628)	131,560	79,573	(3,241,495)

Deferred tax assets	7,898,149				8,674,222			9,177,084
Deferred tax liabilities	(11,948,445)				(12,126,850)			(12,418,579)
Deferred tax liabilities, net	(4,050,296)				(3,452,628)			(3,241,495)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	121,748				379,093			177,245
Deferred tax (Liabilities)	(4,172,044)				(3,831,721)			(3,418,740)

(1)Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.
(3)Includes R$320,700 relating to deductible temporary differences arising from the Garliava acquisition whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.

Schedule of expected realization of deferred taxes

Year
2024	2,818,862
2025	406,649
2026	571,076
2027	852,317
2028	228,779
2029 onwards	(8,119,178)
Total	(3,241,495)